Company Financial Information - Financial position (Details) € in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Current assets.
Total current assets | $	$ 1,661		$ 1,037
TOTAL ASSETS | $	5,325		4,254
Equity attributable to owners of the parent
Issued capital | $	7
Share premium | $	5,992
Other reserves | $	(5,593)		(15)
Retained earnings | $	(120)
TOTAL EQUITY	286	€ 253	48	$ 12	$ 140
Non-current liabilities.
Non-current liabilities | $	3,639		3,237
TOTAL LIABILITIES | $	5,039		4,206
TOTAL INVESTED CAPITAL and LIABILITIES | $	5,325		$ 4,254
Parent
Non-current assets.
Investments in subsidiary undertakings		3,401
Current assets.
Amounts receivable from subsidiary undertakings		11
Other receivables and prepayments		2
Total current assets		13
TOTAL ASSETS		3,414
Equity attributable to owners of the parent
Issued capital		6
Share premium		5,100
Other reserves		(1,832)
Retained earnings		(148)
TOTAL EQUITY	$ 3,541	3,126
Non-current liabilities.
Amounts payable to related parties		258
Other liabilities		30
Non-current liabilities		288
TOTAL LIABILITIES		288
TOTAL INVESTED CAPITAL and LIABILITIES		€ 3,414